CERTAIN TRANSACTIONS (Details 6)	0 Months Ended
	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2014 Ctg Weld [Member] EUR (€)	Dec. 31, 2013 Ctg Weld [Member] EUR (€)	Dec. 31, 2012 Ctg Weld [Member] EUR (€)	Sep. 02, 2011 CoCrystal [ Member]
Business Acquisition [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	$ 448,700	$ 431,442	$ 412,000	$ 305,000	€ 600,000	€ 800,000	€ 1,300,000
Date Of Investment Agreement								In September 2011, Teva entered into an agreement with CoCrystal Discovery, Inc. (now CoCrystal Pharmaceuticals, Inc.), a company focusing on the discovery and development of novel therapeutics, utilizing an innovative drug discovery technology. Under the agreement, Teva will fund the company’s R&D under the Research Agreement by investing into the company up to two tranches of $7.5 million each per target (the latter one being discretionary). The first tranche was invested by Teva in 2011. We terminated this agreement effective as of November 2014. Dr. Phillip Frost, our Chairman of the Board of Directors until December 2014 and currently a member of our Board of Directors, and Prof. Roger Kornberg, who was a member of Teva's Board of Directors until August 2013, are both direct and indirect shareholders in and members of the board of directors of CoCrystal Pharmaceuticals. Prof. Roger Kornberg is also Chief Scientific Officer of CoCrystal Pharmaceuticals..